Schedule I - Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Statements of Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses:
General and administrative expenses		$ (2,407)	$ (2,404)	$ (3,188)
Operating loss		(2,528)	(8,011)	(2,346)
Other expenses:
Interest and finance costs, net		(5,775)	(4,490)	(2,897)
Total other expenses, net		(5,802)	(203)	(2,897)
Net loss		$ (8,330)	$ (8,214)	$ (5,243)
Loss per common share, basic and diluted		$ (0.39)	$ (0.39)	$ (0.28)
Weighted average number of shares, basic and diluted		21,161,164	20,894,202	18,461,455
Parent Company [Member]
Expenses:
General and administrative expenses		$ (2,282)	$ (2,314)	$ (3,121)
Operating loss		(2,282)	(2,314)	(3,121)
Other expenses:
Interest and finance costs, net		(395)	(215)	(73)
Total other expenses, net		(395)	(215)	(73)
Equity in loss of subsidiaries	[1]	(5,653)	(5,685)	(2,049)
Net loss		$ (8,330)	$ (8,214)	$ (5,243)
Loss per common share, basic and diluted		$ (0.39)	$ (0.39)	$ (0.28)
Weighted average number of shares, basic and diluted		21,161,164	20,894,202	18,461,455

[1]	Eliminated in consolidation